Trade and Other Payables - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Accruals	$ 179,657,000	$ 85,779,000
Accruals comprised of goods received but not invoiced	44,366,000	10,015,000
Employee benefits accruals	34,799,000	14,858,000
Marketing services accruals	29,136,000	14,435,000
Shipping services accruals	$ 18,557,000	$ 9,426,000